Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Abstract]
Exchange rate translation	₪ 3,467	$ 1
Rate of decrease in CPI			0.30%	0.90%	0.10%
Derivative financial instruments, description	A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the derivative is more than 12 months and as a current asset or a current liability if the remaining maturity of the derivative is less than 12 months.	A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the derivative is more than 12 months and as a current asset or a current liability if the remaining maturity of the derivative is less than 12 months.
Ownership interests, description			Company holds approximately 44.9% of PC share capital; DK holds approx. 26.3% of PC share capital and the rest is widely spread by the public.	Company holds approximately 44.9% of PC share capital; DK holds approx. 26.3% of PC share capital and the rest is widely spread by the public.